Convertible Preferred Stock - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2018	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Number of shares sold, price per share			$ 8.59
Proceeds from sale of convertible preferred stock			$ 79,755,000	$ 44,788,000
Dividends declared			0
Minimum pre-money valuation of the Company in the event of public offering of common stock that triggers automatic conversion			350,000,000
Gross cash proceeds from public offering, before underwriting discounts, commissions and fees, that triggers automatic conversion			$ 50,000,000
Series C Preferred Stock
Temporary Equity [Line Items]
Number of shares sold		19,416,645
Number of shares sold, price per share		$ 2.3176
Proceeds from sale of convertible preferred stock		$ 44,788,000
Issuance cost		$ 212,000
Cash dividends rate			5.00%
Liquidation preference, per share, in addition to all declared and unpaid dividends			$ 2.3176
Majority vote by each class of preferred stock after liquidation event, percentage			60.00%
Conversion Price			$ 8.9228
Series D Preferred Stock
Temporary Equity [Line Items]
Number of shares sold	26,288,123
Number of shares sold, price per share	$ 3.0432
Proceeds from sale of convertible preferred stock	$ 79,755,000
Issuance cost	$ 245,000
Cash dividends rate			5.00%
Liquidation preference, per share, in addition to all declared and unpaid dividends			$ 3.0432
Majority vote by each class of preferred stock after liquidation event, percentage			65.00%
Conversion Price			$ 11.7163
Series A Preferred Stock
Temporary Equity [Line Items]
Number of shares sold, price per share			$ 0.47
Cash dividends rate			5.00%
Liquidation preference, per share, in addition to all declared and unpaid dividends			$ 0.47
Conversion Price			1.8095
Series B Preferred Stock
Temporary Equity [Line Items]
Number of shares sold, price per share			$ 1.46
Cash dividends rate			5.00%
Liquidation preference, per share, in addition to all declared and unpaid dividends			$ 1.46
Conversion Price			5.6210
Series B Preferred Stock | Maximum
Temporary Equity [Line Items]
Liquidation preference, per share, in addition to all declared and unpaid dividends			$ 4.38